Other Identifiable Intangible Assets - Impairment Test of Indefinite-Lived Intangible Assets- Key Assumptions (Detail)	Dec. 31, 2017
Reuters [member]
Disclosure of intangible assets with indefinite useful life [Line Items]
Perpetual growth rate	3.00%
Discount rate	8.30%
Pre-tax royality rate	3.50%
West [member]
Disclosure of intangible assets with indefinite useful life [Line Items]
Perpetual growth rate	2.00%
Discount rate	7.40%
Pre-tax royality rate	5.00%